Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	$ 1,968,451	$ 1,996,514
Additions	413,145	299,773
Disposals	(6,193)	(12,031)
Depreciation	(194,073)	(187,465)
Impairment loss - Note 31	(42,683)	(3,283)
Foreign exchange effect	(37,234)	(141,843)
Transfers	(4,782)	(3,991)
Reclassification - Note 5(a)	(2,278)
Remeasurement of asset retirement obligation	28,337	20,777
Balance at the end of the year	2,122,690	1,968,451
Borrowing costs capitalized	8,719	10,037
Cost/gross carrying amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	4,179,485	4,170,586
Balance at the end of the year	4,470,138	4,179,485
Accumulated depreciation/amortization
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	(2,211,034)	(2,174,072)
Balance at the end of the year	(2,347,448)	(2,211,034)
Dams and Buildings
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	550,325	577,546
Additions	47	2,613
Disposals	(569)	(3,207)
Depreciation	(50,295)	(48,072)
Impairment loss - Note 31	(15,225)
Foreign exchange effect	(11,169)	(42,117)
Transfers	65,545	63,562
Balance at the end of the year	$ 538,659	$ 550,325
Average annual depreciation rates - %	4.00%	4.00%
Dams and Buildings | Cost/gross carrying amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	$ 1,002,885	$ 1,030,686
Balance at the end of the year	1,027,045	1,002,885
Dams and Buildings | Accumulated depreciation/amortization
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	(452,560)	(453,140)
Balance at the end of the year	(488,386)	(452,560)
Machinery, equipment and facilities
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	802,526	917,821
Additions	508	2,878
Disposals	(2,388)	(6,985)
Depreciation	(134,092)	(131,099)
Impairment loss - Note 31	(27,458)
Foreign exchange effect	(13,431)	(58,574)
Transfers	129,167	78,485
Reclassification - Note 5(a)	(2,278)
Balance at the end of the year	$ 752,554	$ 802,526
Average annual depreciation rates - %	7.00%	7.00%
Machinery, equipment and facilities | Cost/gross carrying amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	$ 2,357,254	$ 2,422,254
Balance at the end of the year	2,399,957	2,357,254
Machinery, equipment and facilities | Accumulated depreciation/amortization
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	(1,554,728)	(1,504,433)
Balance at the end of the year	(1,647,403)	(1,554,728)
Assets and projects under construction
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	349,069	235,501
Additions	410,253	294,229
Disposals	(315)	(1,148)
Impairment loss - Note 31		(3,283)
Foreign exchange effect	(9,801)	(28,827)
Transfers	(214,114)	(147,403)
Balance at the end of the year	535,092	349,069
Assets and projects under construction | Cost/gross carrying amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	349,069	235,501
Balance at the end of the year	535,092	349,069
Asset retirement obligation (ARO)
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	83,632	77,135
Additions	776
Depreciation	(5,971)	(4,592)
Foreign exchange effect	(2,115)	(9,688)
Remeasurement of asset retirement obligation	28,337	20,777
Balance at the end of the year	$ 104,659	$ 83,632
Average annual depreciation rates - %	5.00%	5.00%
Asset retirement obligation (ARO) | Cost/gross carrying amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	$ 175,506	$ 178,662
Balance at the end of the year	201,892	175,506
Asset retirement obligation (ARO) | Accumulated depreciation/amortization
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	(91,874)	(101,527)
Balance at the end of the year	(97,233)	(91,874)
Mining projects
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	156,725	158,483
Additions	1,529
Disposals	(88)
Depreciation	(2,297)	(1,931)
Transfers	12,239	173
Balance at the end of the year	$ 168,108	$ 156,725
Average annual depreciation rates - %	8.00%	8.00%
Mining projects | Cost/gross carrying amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	$ 243,629	$ 243,938
Balance at the end of the year	261,117	243,629
Mining projects | Accumulated depreciation/amortization
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	(86,904)	(85,455)
Balance at the end of the year	(93,009)	(86,904)
Other property, plant and equipment
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	26,174	30,028
Additions	32	53
Disposals	(2,833)	(691)
Depreciation	(1,418)	(1,771)
Foreign exchange effect	(718)	(2,637)
Transfers	2,381	1,192
Balance at the end of the year	23,618	26,174
Other property, plant and equipment | Cost/gross carrying amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	51,142	59,545
Balance at the end of the year	45,035	51,142
Other property, plant and equipment | Accumulated depreciation/amortization
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	(24,968)	(29,517)
Balance at the end of the year	$ (21,417)	$ (24,968)